T. ROWE PRICE Real Assets Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.3%
COMMUNICATION SERVICES 0.1%
Integrated Telecommunication Services 0.1%
Cellnex Telecom (EUR)  259,664 10,098
Total Communication Services 10,098
CONSUMER DISCRETIONARY 1.0%
Hotels, Resorts, & Cruise Lines 0.9%
H World Group (HKD) (1) 2,237,900 10,954
Hilton Worldwide Holdings  174,045 24,518
InterContinental Hotels Group (GBP)  210,662 13,791
Kyoritsu Maintenance (JPY)  137,400 5,556
Marriott International, Class A  35,364 5,872
60,691
Household Durables 0.1%
Persimmon (GBP)  651,856 10,122
10,122
Total Consumer Discretionary 70,813
CONSUMER STAPLES 0.6%
Agricultural Products & Services 0.4%
Darling Ingredients (1) 408,770 23,872
23,872
Packaged Foods & Meat 0.2%
Bakkafrost (NOK)  264,090 17,049
17,049
Total Consumer Staples 40,921
ENERGY 11.9%
Coal & Consumable Fuels 0.6%
NAC Kazatomprom, GDR  1,367,255 40,394
40,394
Integrated Oil & Gas 5.1%
BP, ADR  940,075 35,667
Chevron  293,303 47,855
Equinor (NOK)  1,507,498 42,856
Exxon Mobil  465,236 51,018
Galp Energia (EUR)  1,955,330 22,125
OMV (EUR)  193,889 8,904
Shell (GBP)  1,275,758 36,357
Suncor Energy (CAD)  1,149,268 35,681
TotalEnergies (EUR)  1,161,699 68,498
348,961

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas Equipment & Services 1.4%
Baker Hughes  399,255 11,522
Cactus, Class A  177,260 7,308
ChampionX  393,224 10,668
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530 (1)(2)(3)(4) 2,530,088 1,139
Halliburton  245,502 7,768
Schlumberger  472,183 23,184
TechnipFMC (1) 1,652,509 22,557
TGS (NOK)  675,486 12,155
96,301
Oil & Gas Exploration & Production 3.7%
Canadian Natural Resources (CAD)  490,164 27,125
Chesapeake Energy  301,237 22,906
ConocoPhillips  522,997 51,886
Coterra Energy  317,996 7,804
EOG Resources  349,850 40,103
Hess  333,352 44,116
Kosmos Energy (1) 2,064,319 15,359
Magnolia Oil & Gas, Class A  591,495 12,942
Pioneer Natural Resources  103,472 21,133
Southwestern Energy (1) 1,801,000 9,005
252,379
Oil & Gas Refining & Marketing 0.7%
Marathon Petroleum  177,500 23,932
Valero Energy  178,604 24,933
48,865
Oil & Gas Storage & Transportation 0.4%
TC Energy  313,784 12,209
Venture Global LNG, Series B, Acquisition Date: 3/8/17,
Cost $112 (1)(3)(4) 37 634
Venture Global LNG, Series C, Acquisition Date: 3/8/17 -
10/16/17, Cost $2,704 (1)(3)(4) 759 13,001
25,844
Total Energy 812,744
INDUSTRIALS & BUSINESS SERVICES 8.9%
Agricultural & Farm Machinery 0.2%
Deere  39,736 16,406
16,406
Building Products 0.2%
Carrier Global  235,716 10,784
10,784

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.2%
Quanta Services  74,325 12,386
12,386
Construction Machinery & Heavy Transportation Equi 1.8%
Caterpillar  50,329 11,517
Cummins  51,402 12,279
Epiroc, Class A (SEK)  1,929,528 38,301
Epiroc, Class B (SEK)  710,106 12,108
Metso Outotec (EUR)  4,477,789 48,895
123,100
Electrical Components & Equipment 0.6%
Hubbell  73,713 17,935
Schneider Electric (EUR)  84,398 14,105
Shoals Technologies Group, Class A (1) 371,975 8,477
40,517
Industrial Machinery & Supplies & Components 1.6%
Sandvik (SEK)  3,122,886 66,286
Weir Group (GBP)  1,850,155 42,445
108,731
Passenger Airlines 1.7%
Alaska Air Group (1) 207,574 8,710
Allegiant Travel (1) 128,741 11,842
Delta Air Lines (1) 513,966 17,948
Frontier Group Holdings (1) 1,630,975 16,049
JetBlue Airways (1) 865,365 6,300
Southwest Airlines  460,967 15,000
Sun Country Airlines Holdings (1) 1,004,171 20,585
United Airlines Holdings (1) 406,835 18,002
114,436
Rail Transportation 1.6%
Canadian National Railway (CAD)  172,978 20,411
Canadian Pacific Railway  257,331 19,799
CSX  583,123 17,459
Norfolk Southern  106,326 22,541
Union Pacific  131,757 26,517
106,727
Research & Consulting Services 0.5%
ALS (AUD)  4,089,106 33,956
33,956

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 0.5%
Toromont Industries (CAD)  427,101 35,056
35,056
Total Industrials & Business Services 602,099
MATERIALS 32.4%
Aluminum 0.8%
Aluminium Bahrain (BHD)  2,711,930 7,330
Norsk Hydro (NOK)  5,888,959 43,952
51,282
Construction Materials 0.7%
Martin Marietta Materials  53,395 18,958
Vulcan Materials  164,045 28,144
47,102
Copper 1.9%
Central Asia Metals (GBP)  6,681,097 19,548
ERO Copper (CAD) (1) 697,925 12,347
Freeport-McMoRan  1,020,400 41,745
OZ Minerals (AUD)  1,176,181 22,151
Southern Copper  458,035 34,925
130,716
Diversified Metals & Mining 8.9%
Adriatic Metals, CDI (AUD) (1) 4,906,284 12,460
Anglo American (GBP)  1,009,614 33,581
BHP Group (AUD)  7,506,542 237,311
Boliden (SEK)  1,903,262 74,768
Glencore (GBP)  6,516,976 37,500
Grupo Mexico, Series B (MXN)  2,851,152 13,487
IGO (AUD)  1,757,897 15,074
Korea Zinc (KRW)  13,222 5,626
MMC Norilsk Nickel (RUB) (4) 75,310 —
Rio Tinto (AUD)  718,035 57,694
Rio Tinto (GBP)  1,275,573 86,583
South32 (AUD)  10,140,390 29,719
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(3)(4) 62,199 1,258
605,061
Fertilizers & Agricultural Chemicals 1.9%
CF Industries Holdings  240,485 17,433
FMC  169,629 20,717
Nutrien  1,265,404 93,450
131,600

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Forest Products 0.2%
Svenska Cellulosa, Class B (SEK) (5) 622,994 8,205
West Fraser Timber (CAD)  53,004 3,781
11,986
Gold 8.5%
Barrick Gold  1,280,903 23,786
Centamin (GBP)  7,959,301 10,254
Endeavour Mining (CAD)  1,020,739 24,599
Franco-Nevada (CAD)  611,898 89,252
K92 Mining (CAD) (1)(5) 7,776,371 44,190
Karora Resources (CAD) (1)(5) 6,559,989 22,037
Newcrest Mining (AUD)  2,757,730 49,227
Newmont  1,290,936 63,282
Northern Star Resources (AUD)  10,915,568 89,509
Orla Mining (CAD) (1)(5) 1,977,073 9,377
Osisko Mining (CAD) (1) 3,747,976 11,328
Osisko Mining (CAD) (1) 3,423,191 10,891
Osisko Mining, Warrants, 8/28/24 (CAD) (1) 1,873,988 1,803
Perseus Mining (AUD)  30,297,899 48,093
Polyus (RUB) (1)(4) 63,061 —
Red 5 (AUD) (1) 32,081,599 3,205
Royal Gold  70,207 9,107
Tietto Minerals (AUD) (1) 28,681,854 12,937
Victoria Gold (CAD) (1) 570,483 3,782
Wesdome Gold Mines (CAD) (1) 4,890,278 28,006
Wheaton Precious Metals (CAD)  433,294 20,868
575,533
Industrial Gases 1.0%
Air Products & Chemicals  65,107 18,699
Linde  135,353 48,110
66,809
Metal Glass & Plastic Containers 0.9%
Ardagh Metal Packaging  1,349,522 5,506
Ball  578,033 31,855
Crown Holdings  144,291 11,934
Verallia (EUR)  241,545 10,287
59,582
Paper & Plastic Packaging Products & Materials 0.5%
Avery Dennison  50,386 9,015
Packaging Corp. of America  118,446 16,444
Westrock  182,933 5,574
31,033

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper Products 0.2%
UPM-Kymmene (EUR)  393,087 13,203
13,203
Precious Metals & Minerals 0.4%
Alrosa (RUB) (1)(4) 19,084,530 —
Anglo American Platinum (ZAR)  65,487 3,515
Asahi Holdings (JPY) (5) 95,500 1,459
Impala Platinum Holdings (ZAR)  1,058,855 9,746
Industrias Penoles (MXN) (1)(5) 171,875 2,558
Northam Platinum Holdings (ZAR) (1) 417,429 3,406
Royal Bafokeng Platinum (ZAR)  105,405 849
Sibanye Stillwater (ZAR)  3,505,678 7,239
SilverCrest Metals (CAD) (1) 182,076 1,295
30,067
Specialty Chemicals 1.0%
Akzo Nobel (EUR)  168,107 13,148
Covestro (EUR)  243,608 10,089
RPM International  186,865 16,302
Sherwin-Williams  94,460 21,232
Shin-Etsu Chemical (JPY)  184,000 5,973
66,744
Steel 5.5%
BlueScope Steel (AUD)  2,516,984 34,068
Nippon Steel (JPY) (5) 2,265,400 53,422
Nucor  447,845 69,179
POSCO Holdings (KRW)  159,154 45,028
Reliance Steel & Aluminum  364,331 93,538
Steel Dynamics  592,347 66,971
Vale (BRL)  698,950 11,046
373,252
Total Materials 2,193,970
METALS & MINING RELATED 0.0%
Gold & Silver 0.0%
Capricorn Metals (AUD) (1) 1,048,605 3,333
Total Metals & Mining Related 3,333
REAL ESTATE 35.9%
Data Center Real Estate Investment Trusts 2.3%
Equinix, REIT  220,758 159,175
159,175
Diversified Real Estate Activites 1.4%
Kerry Properties (HKD)  4,244,500 10,841
Mitsui Fudosan (JPY)  1,973,300 37,067

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sun Hung Kai Properties (HKD)  2,538,000 35,556
Tokyo Tatemono (JPY)  707,400 8,637
92,101
Diversified Real Estate Investment Trusts 0.1%
Tokyu (JPY) (5) 5,241 7,155
7,155
Health Care Real Estate Investment Trusts 2.3%
Healthcare Realty Trust, REIT  898,600 17,370
Ventas, REIT  1,117,328 48,436
Welltower, REIT  1,231,078 88,256
154,062
Hotel & Resort Real Estate Investment Trusts 1.1%
Apple Hospitality REIT, REIT  1,806,719 28,040
Hoshino Resorts REIT (JPY)  2,360 12,282
Host Hotels & Resorts, REIT  402,832 6,643
Invincible Investment (JPY)  36,379 15,312
Pebblebrook Hotel Trust, REIT (5) 980,858 13,771
76,048
Industrial Real Estate Investment Trusts 6.8%
EastGroup Properties, REIT  228,873 37,837
Goodman Group (AUD)  2,256,720 28,638
Granite Real Estate Investment Trust (CAD)  271,235 16,796
Industrial & Infrastructure Fund Investment (JPY)  9,429 10,262
Mitsui Fudosan Logistics Park (JPY)  4,943 17,343
Prologis, REIT  1,629,455 203,307
Rexford Industrial Realty, REIT  1,137,971 67,880
Terreno Realty, REIT  992,531 64,118
Warehouses De Pauw (EUR)  635,493 18,897
465,078
Multi-Family Residential Real Estate Investment Trusts 4.2%
Apartment Income REIT, REIT  133,064 4,765
Apartment Investment & Management, Class A, REIT  582,815 4,482
AvalonBay Communities, REIT  439,783 73,910
Camden Property Trust, REIT  396,748 41,595
Canadian Apartment Properties REIT (CAD) (5) 496,403 17,414
Equity Residential, REIT  1,211,289 72,677
Essex Property Trust, REIT  264,624 55,343
UNITE Group (GBP)  1,262,402 14,956
285,142
Office Real Estate Investment Trusts 2.0%
Alexandria Real Estate Equities, REIT  414,050 52,000
Derwent London (GBP)  462,409 13,459
Douglas Emmett, REIT  1,323,737 16,322

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gecina (EUR)  184,567 19,158
Great Portland Estates (GBP)  2,115,788 13,242
Kilroy Realty, REIT  506,002 16,394
SL Green Realty, REIT  193,001 4,539
135,114
Other Specialized Reits 0.4%
Gaming & Leisure Properties, REIT  529,642 27,573
27,573
Real Estate Development 0.3%
Howard Hughes (1) 38,420 3,073
Katitas (JPY) (5) 800,700 15,671
18,744
Real Estate Operating Companies 1.1%
Hongkong Land Holdings  2,087,200 9,183
Kojamo (EUR)  1,137,504 13,387
Shurgard Self Storage (EUR)  382,810 18,308
StorageVault Canada (CAD) (5) 2,362,369 10,732
Wharf Real Estate Investment (HKD)  3,586,000 20,646
72,256
Retail Real Estate Investment Trusts 3.8%
Acadia Realty Trust, REIT  2,389,802 33,338
CapitaLand Integrated Commercial Trust (SGD)  17,681,700 26,371
Federal Realty Investment Trust, REIT  40,681 4,021
Kimco Realty, REIT  537,258 10,493
Regency Centers, REIT  1,272,409 77,846
Scentre Group (AUD)  10,142,923 18,775
Simon Property Group, REIT  799,771 89,550
260,394
Self-Storage Real Estate Investment Trusts 3.1%
Big Yellow Group (GBP)  810,025 11,677
CubeSmart, REIT  1,340,050 61,937
Extra Space Storage, REIT  92,153 15,015
Public Storage, REIT  410,760 124,107
212,736
Self-Storage Reits 0.4%
Life Storage, REIT  216,104 28,329
28,329
Single-Family Residential Real Estate Investment Trusts 2.4%
American Homes 4 Rent, Class A, REIT  1,747,389 54,955
Equity LifeStyle Properties, REIT  1,648,288 110,650
165,605

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Single-Family Residential Reits 0.2%
Sun Communities, REIT  98,700 13,905
13,905
Telecom Tower Real Estate Investment Trusts 3.2%
American Tower, REIT  478,972 97,873
Crown Castle, REIT  327,234 43,797
SBA Communications, REIT  282,735 73,814
215,484
Timber Real Estate Investment Trusts 0.8%
PotlatchDeltic, REIT  227,200 11,246
Rayonier, REIT  855,728 28,462
Weyerhaeuser, REIT  519,684 15,658
55,366
Total Real Estate 2,444,267
UTILITIES 1.9%
Electric Utilities 1.1%
FirstEnergy  255,200 10,223
Iberdrola (EUR)  377,574 4,704
NextEra Energy  250,214 19,287
PG&E (1) 846,024 13,680
Southern  357,518 24,876
72,770
Multi-Utilities 0.8%
Ameren  172,122 14,870
CMS Energy  173,149 10,628
Dominion Energy  193,331 10,809
DTE Energy  61,406 6,726
Sempra Energy  56,136 8,486
51,519
Total Utilities 124,289
Total Miscellaneous Common Stocks  0.6% (6) 39,380
Total Common Stocks (Cost $5,706,832) 6,341,914
CONVERTIBLE PREFERRED STOCKS 1.7%
CONSUMER STAPLES 0.1%
Agricultural Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(3)(4) 146,876 7,348
Total Consumer Staples 7,348

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(3)(4) 699,536 839
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $940 (1)(3)(4) 983,766 1,181
Total Industrials & Business Services 2,020
MATERIALS 1.6%
Copper 0.6%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(3)(4) 64,540 8,577
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(3)(4) 252,242 33,521
42,098
Diversified Metals & Mining 0.8%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(3)(4) 666,457 28,512
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(3)(4) 464,875 19,888
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(3)(4) 141,490 6,053
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(3)(4) 121,855 2,464
56,917
Specialty Chemicals 0.2%
Lilac Solutions, Acquisition Date: 11/21/22, Cost $2,466 (1)(3)(4) 2,465,817 2,466
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143 (1)
(3)(4) 696,477 9,506
11,972
Total Materials 110,987
Total Convertible Preferred Stocks (Cost $99,860) 120,355
EQUITY MUTUAL FUNDS 1.5%
iShares MSCI Global Metals & Mining Producers ETF (5) 641,463 27,403
SPDR S&P Homebuilders ETF (5) 527,723 35,759
SPDR S&P Oil & Gas Exploration & Production ETF (5) 171,496 21,881
VanEck Vectors Oil Services ETF (5) 70,267 19,473
Total Equity Mutual Funds (Cost $83,073) 104,516

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir, Class A-3, Acquisition Date: 11/30/22,
Cost $142 (1)(3)(4) 141,772 142
Total Energy 142
Total Preferred Stocks (Cost $142) 142
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 4.83% (7)(8) 44,399,270 44,399
44,399
U.S. Treasury Obligations 2.3%
U.S. Treasury Bills, 4.521%, 5/18/23 (9) 111,500,000 110,849
U.S. Treasury Bills, 4.856%, 8/10/23  46,700,000 45,915
156,764
Total Short-Term Investments (Cost $201,150) 201,163
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 82,034,734 82,035
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 82,035
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 76,244,585 76,244
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 76,244
Total Securities Lending Collateral (Cost $158,279) 158,279
Total Investments in Securities 101.8%
(Cost $6,249,336) $ 6,926,369
Other Assets Less Liabilities (1.8)% (125,782)
Net Assets 100.0% $ 6,800,587

T. ROWE PRICE Real Assets Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$136,529 and represents 2.0% of net assets.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this security is on loan at March 31, 2023.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Interest Rate Swaps 0.0%
1 Year Interest Rate Swap, Receive Fixed
5.610% Annually, Pay Variable 4.667%
(SOFR) Annually, 3/11/24 101,570 847 — 847
Total Centrally Cleared Interest Rate Swaps 847
Total Centrally Cleared Swaps 847
Net payments (receipts) of variation margin to date (845)
Variation margin receivable (payable) on centrally cleared swaps $ 2

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/14/23 NOK 313,394 USD 29,588 $ 365
Barclays Bank 4/14/23 GBP 46,296 USD 55,221 1,906
Deutsche Bank 4/14/23 JPY 6,529,300 USD 48,173 1,115
HSBC Bank 4/4/23 BRL 171,800 USD 33,816 57
HSBC Bank 4/4/23 USD 33,050 BRL 171,800 (823)
HSBC Bank 5/3/23 BRL 171,800 USD 32,905 800
Morgan Stanley 4/4/23 BRL 171,800 USD 32,853 1,020
Morgan Stanley 4/4/23 USD 33,816 BRL 171,800 (57)
UBS Investment Bank 4/14/23 CHF 39,552 USD 42,385 909
Wells Fargo 4/14/23 CAD 95,581 USD 69,519 1,218
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6,510

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 3,150 Euro STOXX contracts 6/23 (145,563) $ (3,700)
Long, 1,394 S&P 500 E-mini Index Energy Sector
contracts 6/23 121,696 2,371
Long, 389 S&P 500 E-mini Index Materials Sector
contracts 6/23 33,524 1,265
Short, 771 U.S. Treasury Notes ten year contracts 6/23 (88,605) (2,471)
Short, 254 Ultra U.S. Treasury Bonds contracts 6/23 (35,846) (1,179)
Net payments (receipts) of variation margin to date 3,404
Variation margin receivable (payable) on open futures contracts $ (310)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.83% — — 879
Totals $ —# $ — $ 879+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 166,720  ¤  ¤ $ 158,279
T. Rowe Price Treasury Reserve
Fund, 4.83% 204,321  ¤  ¤ 44,399
Total $ 202,678^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $879 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $202,678.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Real Assets Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Real Assets Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,747,304 $ 2,578,578 $ 16,032 $ 6,341,914
Convertible Preferred Stocks — — 120,355 120,355
Equity Mutual Funds 104,516 — — 104,516
Preferred Stocks — — 142 142
Short-Term Investments 44,399 156,764 — 201,163
Securities Lending Collateral 158,279 — — 158,279
Total Securities 4,054,498 2,735,342 136,529 6,926,369
Swaps* — 847 — 847
Forward Currency Exchange
Contracts — 7,390 — 7,390
Futures Contracts* 3,636 — — 3,636
Total $ 4,058,134 $ 2,743,579 $ 136,529 $ 6,938,242
Liabilities
Forward Currency Exchange
Contracts $ — $ 880 $ — $ 880
Futures Contracts* 7,350 — — 7,350
Total $ 7,350 $ 880 $ — $ 8,230
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $12,101,000 for the period ended
March 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 14,174 $ 1,858 $ — $ 16,032
Convertible Preferred Stocks 84,171 10,243 25,941 120,355
Preferred Stocks 142 — — 142
Total $ 98,487 $ 12,101 $ 25,941 $ 136,529

T. ROWE PRICE Real Assets Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F176-054Q1 03/23